Note 29 - Collateral and Contractual Commitments with Suppliers, Advances From Customers and Other (Details Textual) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Collateral and other commitments	R$ 1,449.0	R$ 1,805.8
Cash guarantees	551.0	571.3
Guarantees held for derivative instruments	R$ 608.3	R$ 486.8